Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Disclosure of Terms and Debt Repayment Schedule

Summary of facilities' terms
	Commenced	Tenor (years)	Matures	Secured	Security	Interest payment basis	Interest charge	Repayment term	Repaid
Existing
R2.5 billion revolving credit facility – sustainability linked	May 2022	Five years	May 2027	No	Unsecure d	Variable	JIBAR (b) + 2.40%	On maturity	n/a
US$400 million facility – sustainability linked	May 2022	Five years	May 2027	No	Unsecure d	Variable		On maturity	n/a
– US$100 million term facility							SOFR + 2.85%
– US$300 million revolving credit facility							SOFR + 2.70%
R1.5 billion facility (green term loan) (a)	May 2022	Six years, six months	Novembe r 2028	No	Unsecure d	Variable	JIBAR (b) + 2.65%	Bi-annual (c)	n/a
US$1.25 billion bridge facility (d)	May 2025	One year	May 2026	No	Unsecure d	Variable		On maturity	n/a
– US$250 million term facility						First six months	SOFR + 2.00%
– US$1 billion term facility						Next six months	SOFR + 2.80%
						Last six months	SOFR + 4.00%

(a)This facility can only be drawn down for qualifying projects.
(b)The interest rates of these facilities is expected to be impacted by the South African IBOR reform, where JIBAR is planned to be discontinued and replaced with the South African Rand Overnight Index Average (ZARONIA). The transition to
ZARONIA is expected to be finalised by the end of 2026. As these facilities’ agreements makes provision for the use of replacement benchmarks for determining interest rates, the impact of the IBOR reform is expected to be immaterial.
(c)Initially ten equal bi-annual instalments starting from June 2024, with the final instalment on maturity. Due to the delay in the project process, and the resultant impact on the drawdowns, the lenders have agreed to amend the repayments to nine equal bi-annual instalments starting from November 2024. The period of the draw down has lapsed, therefore the balance of the facility is no longer available.
(d)On 26 June 2025, a bridge facility agreement between Harmony, Harmony Australia and a syndicate of lenders was concluded. The purpose of the agreement is to secure funding to finance the acquisition of MAC Copper and related costs
(refer to note 13 for further information). Under the agreement, a US$250 million facility (Facility A) and a US$1 billion facility (Facility B) were made available to Harmony Australia and Harmony, respectively. The facility is undrawn as at
30 June 2025 and has a tenure of 364 days with a six-month extension option.
Origination fees of R197 million were incurred for the facility. These fees are regarded as an integral part of the effective interest rate of the facility. As no drawdown on the bridge facility has taken place as at 30 June 2025, though still being regarded as probable in the future, these origination fees have been deferred and will be treated as a transaction cost when draw down of the facility takes place.

Disclosure of Interest Bearing Borrowings

	SA Rand
Figures in million	2025	2024
Non-current borrowings
R2.5 billion facility – sustainability linked	—	—
Balance at beginning of year	—	—
Drawn down	—	300
Repayments	—	(300)
Amortisation of issue costs	—	16
Reclassification from prepayments (Trade and other receivables)	—	(16)

US$400 million facility – sustainability linked	1 770	1 785
Balance at beginning of year	1 785	5 592
Repayments	—	(3 747)
Amortisation of issue costs	29	23
Translation	(44)	(83)

R1.5 billion facility – green loan	124	—
Balance at beginning of year	—	—
Drawn down	226	—
Repayments	(50)	—
Amortisation of issue costs	1	—
Reclassification from prepayments (Trade and other receivables)	(3)	—
Transferred to current liabilities	(50)	—
Translation
Total non-current borrowings	1 894	1 785
Current borrowings
US$400 million facility – sustainability linked	7	9
Balance at beginning of year	9	103
Interest accrued	138	129
Interest paid	(138)	(224)
Translation	(2)	1
R1.5 billion facility – green loan	52	—
Balance at beginning of year	—	—
Interest accrued	12	—
Interest paid	(10)	—
Transferred from non-current liabilities	50	—

Total current borrowings	59	9
Total interest-bearing borrowings	1 953	1 794
30Borrowings continued
Interest-bearing borrowings continued

	SA Rand
Figures in million	2025	2024
The maturity of borrowings is as follows:
Current	59	9
Between one to two years	1 820	—
Between two to three years	50	1 785
Between three to four years	24	—
Total	1 953	1 794

SA Rand
Figures in million	2025	2024
Undrawn committed borrowing facilities:
Expiring within one year (a)	22 181	1 350
Expiring after one year	7 824	7 958
Total	30 005	9 308
(a) The amount for 2025 relates to the US$1.25 billion bridge facility. The amount for 2024 related to the green loan. At the end of November 2024, a portion of the green loan was drawn down and the remainder expired.

Disclosure of Effective Interest Rates

	2025	2024
Effective interest rates (%)
R2.5 billion RCF – sustainability linked	—	10.8
US$400 million – sustainability linked	7.5	8.2
R1.5 billion facility – green loan	10.3	—